Share-based payments - Share Options Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 29, 2020	Jan. 31, 2020 employee shares	Dec. 31, 2021 USD ($) shares plan $ / shares	Dec. 31, 2021 SFr / shares	Dec. 31, 2020 USD ($) shares plan $ / shares	Dec. 31, 2020 SFr / shares	Dec. 31, 2019 USD ($) shares plan $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in USD per share) | $ / shares			$ 4.90		$ 0.05		$ 0.05
Maximum term of options granted			10 years
Number of share options granted (in shares) | shares			2,598,400		1,193,400		501,000
Number of employees who exchanged share options for other equity instruments | employee		4
Number of share options exchanged for other equity instruments (in shares) | shares		431,000	0		(431,000)
Expense from share-based payment transactions with employees			$ 24,896		$ 5,445		$ 1,577
Number of shared based payment arrangement plans | plan			3		3		3
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in USD per share) | (per share)			$ 5.83	SFr 5.83	$ 0.05	SFr 0.05
Expense from share-based payment transactions with employees			$ 16,347		$ 823		$ 985
Share option | Related to research and development expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees			5,720		280		117
Share option | General and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees			$ 10,627		$ 543		$ 868
2019 Equity Incentive Plan | Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			4 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Minimum | 2020 Equity Incentive Plan | Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Minimum | 2020 Equity Incentive Plan | Share option | Selected beneficiaries | Subsequent installments, vesting after first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			2 years
Minimum | 2020 Equity Incentive Plan | Share option | Selected beneficiaries | First installment, vesting on first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year
Minimum | 2021 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Minimum | 2021 Equity Incentive Plan | Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Minimum | 2021 Equity Incentive Plan | Share option | Selected beneficiaries | Subsequent installments, vesting after first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			2 years
Minimum | 2021 Equity Incentive Plan | Share option | Selected beneficiaries | First installment, vesting on first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Maximum | 2020 Equity Incentive Plan | Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			4 years
Maximum | 2020 Equity Incentive Plan | Share option | Selected beneficiaries | Subsequent installments, vesting after first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Maximum | 2021 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Maximum | 2021 Equity Incentive Plan | Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			4 years
Maximum | 2021 Equity Incentive Plan | Share option | Selected beneficiaries | Subsequent installments, vesting after first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years